Commitments - Summary of Amounts Recognized In The Statement of Profit Or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments [Abstract]
Depreciation of right-of-use assets	$ (2,405)	$ (1,201)	$ (1,026)
Interest on lease liabilities	(1,807)	(1,022)	(869)
Lease payments	$ (1,652)	$ (832)	$ (893)